Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss before tax	£ (6,489)	£ (5,979)	£ (7,485)
Total equity	11,405	8,322	4,678	£ 3,162
Foreign currency sensitivity analysis [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loss before tax	1,068	146	373
Total equity	1,068	146	373
Foreign currency sensitivity analysis [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loss before tax			2
Total equity			2
Foreign currency sensitivity analysis [member] | Other [member]
IfrsStatementLineItems [Line Items]
Loss before tax		(1)
Total equity		£ (1)